Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Balance, beginning	$ 68,727
Balance, ending	116,491	$ 68,727
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Balance, beginning	68,727	40,667
Issuance of ordinary shares, Cash collected	17,165	10,271
Issuance of ordinary shares, Settle Shareholder loan	12,244
Issuance of ordinary shares, Shares issued in lieu of consultancy fee	692
Convertible notes converted	4,159	17,789
Business combination with Naked Brand Group Inc.	14,196
Balance, ending	$ 117,183	$ 68,727
Shares issued during the period	266,667
Balance, ending	20,952,824	305,136
Bendon Shareholders [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period	18,617,719	305,136
Naked Shareholders [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period	2,068,438